Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	1,000,000	1,000,000	1,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	500,000,000	500,000,000	500,000,000
Common stock, issued	100,941,430	91,996,976	88,269,976
Common stock, outstanding	100,941,430	91,996,976	88,269,976